Note 15 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party interest on debt	$ 138	$ 302	$ 4
Related party bank charges	$ 366	$ 207	$ 16